Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Basis of Accounting, Policy (Policies)	12 Months Ended
Aug. 31, 2015
Policies
Basis of Accounting, Policy

These financial statements have been prepared using the basis of accounting generally accepted in the United States of America. Under this basis of accounting, revenues are recorded as earned and expenses are recorded at the time liabilities are incurred. The Company has adopted August 31 as the fiscal year-end.